Operating income - Narrative (Details) - EUR (€) € in Thousands	1 Months Ended	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Operating Income [Line Items]
Research tax credit ("CIR")		€ 970	€ 1,150
Subsidies		€ 0	€ 25
RNP-VIR conditional advance
Disclosure Of Operating Income [Line Items]
Subsidies	€ 1,872
CARENA conditional advance
Disclosure Of Operating Income [Line Items]
Subsidies	€ 2,251